Pioneer Floating
Rate Fund, Inc.
Schedule of Investments  |  August 31, 2022

Ticker Symbol: PHD

Schedule of Investments  |  8/31/22
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 147.2%
	Senior Secured Floating Rate Loan Interests — 121.8% of Net Assets*(a)
	Advanced Materials — 1.7%
936,686	Gemini HDPE LLC, 2027 Advance, 5.81% (LIBOR + 300 bps), 12/31/27	$ 923,572
1,386,993	Groupe Solmax, Inc., Initial Term Loan, 7.00% (LIBOR + 475 bps), 5/29/28	1,251,761
	Total Advanced Materials	$2,175,333
	Advertising Sales — 1.5%
2,070,209	Clear Channel Outdoor Holdings, Inc., Term B Loan, 6.306% (LIBOR + 350 bps), 8/21/26	$ 1,920,982
	Total Advertising Sales	$1,920,982
	Advertising Services — 1.8%
920,000	CB Poly US Holdings, Inc., Initial Term Loan, 7.554% (Term SOFR + 550 bps), 5/18/29	$ 878,600
496,250	Dotdash Meredith, Inc., Term Loan B, 6.407% (Term SOFR + 400 bps), 12/1/28	462,753
992,500	Summer BC Holdco B S.a r.l. USD Additional Facility B2, 6.75% (LIBOR + 450 bps), 12/4/26	962,725
	Total Advertising Services	$2,304,078
	Aerospace & Defense — 2.2%
890,625	ADS Tactical, Inc., Initial Term Loan, 8.118% (LIBOR + 575 bps), 3/19/26	$ 814,922
689,539	Spirit AeroSystems, Inc., (fka Mid-Western Aircraft Systems, Inc. and Onex Wind Finance LP.), 2021 Reﬁnancing Term Loan, 6.274% (LIBOR + 375 bps), 1/15/25	686,091
1,533,971	WP CPP Holdings, LLC, First Lien Initial Term Loan, 6.56% (LIBOR + 375 bps), 4/30/25	1,373,671
	Total Aerospace & Defense	$2,874,684
	Airlines — 1.8%
500,000	AAdvantage Loyalty IP, Ltd. (American Airlines, Inc.), Initial Term Loan, 7.46% (LIBOR + 475 bps), 4/20/28	$ 494,062
188,851	LATAM Airlines Group SA, Tranche A Facility, 9.666% (Term SOFR + 750 bps), 10/14/22	190,149
1Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Airlines — (continued)
1,250,000	Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 7.313% (LIBOR + 525 bps), 6/21/27	$ 1,272,500
340,000	SkyMiles IP, Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 6.46% (LIBOR + 375 bps), 10/20/27	345,313
	Total Airlines	$2,302,024
	Airport Development & Maintenance — 0.2%
250,000	KKR Apple Bidco LLC, Second Lien Initial Term Loan, 8.274% (LIBOR + 575 bps), 9/21/29	$ 245,000
	Total Airport Development & Maintenance	$245,000
	Applications Software — 1.0%
335,000	Central Parent Inc., First Lien Initial Term Loan, 6.61% (Term SOFR + 450 bps), 7/6/29	$ 326,695
249,375	EP Purchaser LLC, First Lien Closing Date Term Loan, 5.75% (LIBOR + 350 bps), 11/6/28	245,634
962,500	Loyalty Ventures, Inc., Term B Loan, 7.024% (LIBOR + 450 bps), 11/3/27	714,175
	Total Applications Software	$1,286,504
	Auction House & Art Dealer — 0.4%
495,000	Sotheby's, 2021 Second Refinancing Term Loan, 7.012% (LIBOR + 450 bps), 1/15/27	$ 486,750
	Total Auction House & Art Dealer	$486,750
	Auto Parts & Equipment — 3.6%
643,500	Adient US LLC, Term B-1 Loan, 5.774% (LIBOR + 325 bps), 4/10/28	$ 631,703
594,000	Autokiniton US Holdings, Inc., (aka L&W, Inc.) Closing Date Term B Loan, 6.873% (LIBOR + 450 bps), 4/6/28	577,108
1,710,914	First Brands Group LLC, First Lien 2021 Term Loan, 8.368% (Term SOFR + 500 bps), 3/30/27	1,661,725
1,573,519	IXS Holdings, Inc., Initial Term Loan, 6.774% (LIBOR + 425 bps), 3/5/27	1,156,537
744,375	Wheel Pros, Inc., First Lien Initial Term Loan, 6.868% (LIBOR + 450 bps), 5/11/28	632,408
	Total Auto Parts & Equipment	$4,659,481
	Auto-Truck Trailers — 1.8%
1,487,487	American Trailer World Corp., First Lien Initial Term Loan, 6.305% (Term SOFR + 375 bps), 3/3/28	$ 1,397,123
Pioneer Floating Rate Fund, Inc. |  | 8/31/222

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto-Truck Trailers — (continued)
221,667	Novae LLC, Delayed Draw Term Loan, 7.727% (Term SOFR + 500 bps), 12/22/28	$ 207,812
775,833	Novae LLC, Tranche B Term Loan, 7.727% (Term SOFR + 500 bps), 12/22/28	727,344
	Total Auto-Truck Trailers	$2,332,279
	Beverages — 0.5%
166,667	Naked Juice LLC, First Lien Initial Term Loan, 5.405% (Term SOFR + 325 bps), 1/24/29	$ 160,625
500,000	Pegasus BidCo BV, Initial Dollar Term Loan, 6.962% (Term SOFR + 425 bps), 7/12/29	486,875
	Total Beverages	$647,500
	Broadcast Service & Programing — 0.6%
748,125	Univision Communications, Inc., First Lien Initial Term Loan, 5.774% (LIBOR + 325 bps), 1/31/29	$ 728,720
	Total Broadcast Service & Programing	$728,720
	Building & Construction — 1.4%
445,515	DG Investment Intermediate Holdings 2, Inc., First Lien Closing Date Initial Term Loan, 6.274% (LIBOR + 375 bps), 3/31/28	$ 415,999
500,000	DG Investment Intermediate Holdings 2, Inc., Second Lien Initial Term Loan, 9.274% (LIBOR + 675 bps), 3/30/29	466,875
966,090	Service Logic Acquisition, Inc., First Lien Closing Date Initial Term Loan, 6.806% (LIBOR + 400 bps), 10/29/27	938,316
	Total Building & Construction	$1,821,190
	Building & Construction Products — 1.8%
1,462,452	Cornerstone Building Brands, Inc., Tranche B Term Loan, 5.641% (LIBOR + 325 bps), 4/12/28	$ 1,322,057
1,137,328	CP Atlas Buyer, Inc., Term B Loan, 6.274% (LIBOR + 375 bps), 11/23/27	1,058,730
	Total Building & Construction Products	$2,380,787
	Building Production — 1.7%
497,500	Chariot Buyer LLC., First Lien Initial Term Loan, 6.024% (LIBOR + 350 bps), 11/3/28	$ 475,423
995,000	Pelican Products, Inc., First Lien Initial Term Loan, 6.50% (LIBOR + 425 bps), 12/29/28	905,450
845,750	Vector WP HoldCo., Inc. (Vector Canada Acquisition ULC), Initial Term B Loan, 7.438% (LIBOR + 500 bps), 10/12/28	828,835
	Total Building Production	$2,209,708
3Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Building-Heavy Construction — 0.5%
496,250	Aegion Corp., Initial Term Loan, 7.127% (LIBOR + 475 bps), 5/17/28	$ 463,993
248,744	Artera Services LLC, First Lien Tranche B Term Loan, 5.75% (LIBOR + 350 bps), 3/6/25	204,592
	Total Building-Heavy Construction	$668,585
	Building-Maintenance & Service — 0.5%
744,375	ArchKey Holdings, Inc., First Lien Initial Term Loan, 8.056% (LIBOR + 525 bps), 6/29/28	$ 707,156
	Total Building-Maintenance & Service	$707,156
	Cable & Satellite Television — 1.6%
559,500	DIRECTV Financing LLC, Closing Date Term Loan, 7.524% (LIBOR + 500 bps), 8/2/27	$ 536,858
1,044,875	Radiate Holdco LLC, Amendment No. 6 Term Loan, 5.774% (LIBOR + 325 bps), 9/25/26	998,974
500,000	Virgin Media Bristol LLC, Facility Q, 5.641% (LIBOR + 325 bps), 1/31/29	494,271
	Total Cable & Satellite Television	$2,030,103
	Casino Hotels — 0.9%
619,361	Caesars Resort Collection LLC, Term B-1 Loan, 6.024% (LIBOR + 350 bps), 7/21/25	$ 615,490
498,750	Century Casinos, Inc., Term B Facility Loan, 8.407% (Term SOFR + 600 bps), 4/2/29	483,788
	Total Casino Hotels	$1,099,278
	Casino Services — 1.5%
544,021	Everi Holdings, Inc., Term B Loan, 4.75% (LIBOR + 250 bps), 8/3/28	$ 537,825
496,250	J&J Ventures Gaming LLC, Initial Term Loan, 6.25% (LIBOR + 400 bps), 4/26/28	473,298
1,072,252	Lucky Bucks LLC, Initial Term Loan, 8.306% (LIBOR + 550 bps), 7/30/27	979,771
	Total Casino Services	$1,990,894
	Cellular Telecom — 3.4%
1,941,889	Altice France SA, USD TLB-13 Incremental Term Loan, 6.905% (LIBOR + 400 bps), 8/14/26	$ 1,883,632
547,229	CCI Buyer, Inc., First Lien Initial Term Loan, 6.054% (Term SOFR + 400 bps), 12/17/27	527,506
993,741	Gogo Intermediate Holdings LLC, Initial Term Loan, 6.556% (LIBOR + 375 bps), 4/30/28	976,350
Pioneer Floating Rate Fund, Inc. |  | 8/31/224

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Cellular Telecom — (continued)
744,375	Xplornet Communications, Inc., First Lien Refinancing Term Loan, 6.524% (LIBOR + 400 bps), 10/2/28	$ 690,408
350,000	Xplornet Communications, Inc., Second Lien Initial Term Loan, 9.524% (LIBOR + 700 bps), 10/1/29	325,500
	Total Cellular Telecom	$4,403,396
	Chemicals-Diversified — 2.4%
1,000,000	ARC Falcon I, Inc., Second Lien Initial Term Loan, 9.524% (LIBOR + 700 bps), 9/30/29	$ 965,000
744,375	Geon Performance Solutions LLC (Fka. Echo US Holdings, LLC), Initial Term Loan, 7.024% (LIBOR + 450 bps), 8/18/28	735,070
445,000	Hexion Holdings Corporation, First Lien Initial Term Loan, 7.413% (Term SOFR + 450 bps), 3/15/29	413,850
990,000	Schweitzer-Mauduit International, Inc., Term B Loan, 6.313% (LIBOR + 375 bps), 4/20/28	945,450
	Total Chemicals-Diversified	$3,059,370
	Chemicals-Specialty — 1.7%
500,000(b)	Avient Corporation, Term B-6 Loan, 8/29/29	$ 498,984
1,086,250	CPC Acquisition Corp., First Lien Initial Term Loan, 6.00% (LIBOR + 375 bps), 12/29/27	950,469
715,983	LSF11 Skyscraper Holdco S.a r.l. USD Facility B3, 5.75% (LIBOR + 350 bps), 9/29/27	698,083
18,787	Nouryon USA LLC, Initial Dollar Term Loan, 5.00% (LIBOR + 275 bps), 10/1/25	18,351
	Total Chemicals-Specialty	$2,165,887
	Commercial Services — 2.9%
744,375	CoreLogic, Inc. (fka First American Corporation), First Lien Initial Term Loan, 6.063% (LIBOR + 350 bps), 6/2/28	$ 640,907
592,522	Indy US Bidco LLC, 2021 Refinancing Dollar Term Loan, 6.274% (LIBOR + 375 bps), 3/6/28	568,081
640,250	TruGreen LP, First Lien Second Refinancing Term Loan, 6.524% (LIBOR + 400 bps), 11/2/27	617,308
1,896,080	Verscend Holding Corp., Term B-1 Loan, 6.524% (LIBOR + 400 bps), 8/27/25	1,887,784
	Total Commercial Services	$3,714,080
	Commercial Services — 0.4%
500,000(b)	Corporation Service Company, Term Loan B, 8/31/29	$ 495,000
	Total Commercial Services	$495,000
5Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Communications Software — 0.3%
497,500	Mavenir Systems, Inc., Initial Term Loan, 7.711% (LIBOR + 475 bps), 8/18/28	$ 450,238
	Total Communications Software	$450,238
	Computer Data Security — 1.5%
1,141,375	Magenta Buyer LLC, First Lien Initial Term Loan, 7.25% (LIBOR + 475 bps), 7/27/28	$ 1,091,916
893,996	Vision Solutions, Inc. (Precisely Software Incorporated), First Lien Third Amendment Term Loan, 6.783% (LIBOR + 400 bps), 4/24/28	850,135
	Total Computer Data Security	$1,942,051
	Computer Services — 2.0%
1,123,650	Ahead DB Holdings LLC, First Lien Term B Loan, 6.01% (LIBOR + 375 bps), 10/18/27	$ 1,097,104
969,612	Peraton Corp., First Lien Term B Loan, 6.274% (LIBOR + 375 bps), 2/1/28	943,756
595,500	Sitel Group, Initial Dollar Term Loan, 6.01% (LIBOR + 375 bps), 8/28/28	584,706
	Total Computer Services	$2,625,566
	Computer Software — 3.0%
1,246,875	Cornerstone OnDemand, Inc., First Lien Initial Term Loan, 6.274% (LIBOR + 375 bps), 10/16/28	$ 1,173,621
497,456	Help/Systems Holdings, Inc., First Lien Seventh Amendment Refinancing Loan, 6.559% (Term SOFR + 400 bps), 11/19/26	482,325
496,231	Idera, Inc., First Lien Term B-1 Loan, 6.13% (LIBOR + 375 bps), 3/2/28	481,034
900,000	McAfee Corp., Tranche B-1 Term Loan, 6.157% (Term SOFR + 375 bps), 3/1/29	858,150
1,036,875	Rackspace Technology Global, Inc., First Lien 2021 Term B Loan, 5.617% (LIBOR + 275 bps), 2/15/28	850,756
	Total Computer Software	$3,845,886
	Computers-Integrated Systems — 0.5%
555,306	Atlas CC Acquisition Corp., First Lien Term B Loan, 7.32% (LIBOR + 425 bps), 5/25/28	$ 527,541
112,944	Atlas CC Acquisition Corp., First Lien Term C Loan, 7.32% (LIBOR + 425 bps), 5/25/28	107,297
	Total Computers-Integrated Systems	$634,838
Pioneer Floating Rate Fund, Inc. |  | 8/31/226

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Consulting Services — 1.3%
1,039,866	Ankura Consulting Group LLC, First Lien Closing Date Term Loan, 7.074% (Term SOFR + 450 bps), 3/17/28	$ 995,672
721,448	MAG DS Corp., Initial Term Loan, 7.75% (LIBOR + 550 bps), 4/1/27	660,125
	Total Consulting Services	$1,655,797
	Consumer Products — 0.8%
1,327,375	Instant Brands Holdings, Inc., Initial Loan, 7.076% (LIBOR + 500 bps), 4/12/28	$ 1,041,989
	Total Consumer Products	$1,041,989
	Containers-Metal & Glass — 0.7%
982,537	Plaze, Inc., 2021-1 Term Loan, 7.50% (LIBOR + 375 bps), 8/3/26	$ 935,867
	Total Containers-Metal & Glass	$935,867
	Containers-Paper & Plastic — 2.4%
493,734	Charter Next Generation, Inc., First Lien 2021 Initial Term Loan, 6.556% (LIBOR + 375 bps), 12/1/27	$ 479,848
783,290	Pregis TopCo, LLC, First Lien Initial Term Loan, 6.806% (Term SOFR + 400 bps), 7/31/26	763,219
1,294,478	ProAmpac PG Borrower LLC, First Lien 2020-1 Term Loan, 6.035% (LIBOR + 375 bps), 11/3/25	1,262,925
54,249(c)	Trident TPI Holdings, Inc., Tranche B-3 Delayed Draw Term Loan, 6.25% (LIBOR + 400 bps), 9/15/28	52,723
608,446	Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loan, 6.25% (LIBOR + 400 bps), 9/15/28	591,333
	Total Containers-Paper & Plastic	$3,150,048
	Cosmetics & Toiletries — 0.6%
774,290	Sunshine Luxembourg VII S.a r.l. Facility B3, 6.00% (LIBOR + 375 bps), 10/1/26	$ 748,710
	Total Cosmetics & Toiletries	$748,710
	Cruise Lines — 1.2%
1,617,000	Carnival Corp., Initial Advance, 5.877% (LIBOR + 300 bps), 6/30/25	$ 1,547,065
	Total Cruise Lines	$1,547,065
	Data Processing & Management — 0.5%
550,000	DTI Holdco, Inc., First Lien Initial Term Loan, 7.327% (Term SOFR + 475 bps), 4/26/29	$ 527,656
166,250	Dun & Bradstreet Corp., 2022 Incremental Term B-2 Loan, 5.69% (Term SOFR + 325 bps), 1/18/29	162,821
	Total Data Processing & Management	$690,477
7Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Dialysis Centers — 1.2%
2,043,912	US Renal Care, Inc., Initial Term Loan, 7.563% (LIBOR + 500 bps), 6/26/26	$ 1,584,741
	Total Dialysis Centers	$1,584,741
	Distribution & Wholesale — 1.2%
598,500	AIP RD Buyer Corp., First Lien Term Loan B, 6.705% (SOFR + 425 bps), 12/22/28	$ 581,667
1,097,928	Patriot Container Corp. (aka Wastequip), First Lien Closing Date Term Loan, 6.274% (LIBOR + 375 bps), 3/20/25	957,942
	Total Distribution & Wholesale	$1,539,609
	E-Commerce — 1.3%
493,750	CNT Holdings I Corp., First Lien Initial Term Loan, 5.812% (Term SOFR + 350 bps), 11/8/27	$ 484,404
274,313	Olaplex, Inc., Initial Term Loan, 6.391% (Term SOFR + 375 bps), 2/23/29	266,769
500,000	TA TT Buyer LLC, First Lien Initial Term Loan, 7.304% (Term SOFR + 525 bps), 4/2/29	477,500
454,779	Trader Corp., First Lien 2017 Refinancing Term Loan, 5.493% (LIBOR + 300 bps), 9/28/23	451,368
	Total E-Commerce	$1,680,041
	Electric-Generation — 1.6%
1,248,427	Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 6.00% (LIBOR + 375 bps), 10/2/25	$ 1,072,737
966,000	Hamilton Projects Acquiror LLC, Term Loan, 6.75% (LIBOR + 450 bps), 6/17/27	952,959
	Total Electric-Generation	$2,025,696
	Electric-Integrated — 2.3%
1,153,093	Constellation Renewables, LLC, Loan, 5.57% (LIBOR + 250 bps), 12/15/27	$ 1,140,841
1,425,900	PG&E Corp., Term Loan, 5.563% (LIBOR + 300 bps), 6/23/25	1,401,541
479,452	Pike Corp., 2028 Initial Term Loan, 5.53% (LIBOR + 300 bps), 1/21/28	469,735
	Total Electric-Integrated	$3,012,117
	Electronic Composition — 2.8%
1,037,620	Compass Power Generation, L.L.C., Tranche B-2 Term Loan, 6.819% (Term SOFR + 425 bps), 4/14/29	$ 1,013,069
Pioneer Floating Rate Fund, Inc. |  | 8/31/228

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electronic Composition — (continued)
1,704,815	Energy Acquisition LP, First Lien Initial Term Loan, 6.774% (LIBOR + 425 bps), 6/26/25	$ 1,619,575
1,033,597	Natel Engineering Co., Inc., Initial Term Loan, 7.743% (LIBOR + 625 bps), 4/30/26	966,413
	Total Electronic Composition	$3,599,057
	E-Marketing & Information — 0.2%
311,585	Trader Interactive LLC (fka Dominion Web Solutions LLC), Initial Term Loan, 6.274% (LIBOR + 375 bps), 7/28/28	$ 304,575
	Total E-Marketing & Information	$304,575
	Engines — 1.0%
1,300,000	Arcline FM Holdings LLC, Second Lien Term Loan, 11.127% (LIBOR + 825 bps), 6/25/29	$ 1,241,500
	Total Engines	$1,241,500
	Enterprise Software & Services — 0.8%
500,000(b)	First Advantage Holdings, LLC, First Lien Term B-1 Loan, 1/31/27	$ 492,656
496,250	Skopima Consilio Parent LLC, First Lien Initial Term Loan, 6.524% (LIBOR + 400 bps), 5/12/28	480,122
	Total Enterprise Software & Services	$972,778
	Food-Dairy Products — 1.3%
1,719,375	Chobani LLC., 2020 New Term Loan, 6.024% (LIBOR + 350 bps), 10/25/27	$ 1,664,570
	Total Food-Dairy Products	$1,664,570
	Footwear & Related Apparel — 0.6%
748,125	Crocs, Inc., Term Loan, 4.00% (Term SOFR + 350 bps), 2/20/29	$ 722,408
	Total Footwear & Related Apparel	$722,408
	Human Resources — 3.1%
987,500	CCRR Parent, Inc., First Lien Initial Term Loan, 6.01% (LIBOR + 375 bps), 3/6/28	$ 952,937
3,470,739	Team Health Holdings, Inc., Extended Term Loan, 7.705% (Term SOFR + 525 bps), 3/2/27	3,101,973
	Total Human Resources	$4,054,910
	Independ Power Producer — 1.1%
1,458,604	EFS Cogen Holdings I LLC, Term B Advance, 5.76% (LIBOR + 350 bps), 10/1/27	$ 1,409,376
	Total Independ Power Producer	$1,409,376
9Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Internet Content — 0.3%
410,719	Hunter US Bidco, Inc., First Lien Initial Dollar Term Loan, 6.50% (LIBOR + 425 bps), 8/19/28	$ 403,018
	Total Internet Content	$403,018
	Investment Management & Advisory Services — 1.1%
495,000	Edelman Financial Engines Center LLC, First Lien 2021 Initial Term Loan, 6.024% (LIBOR + 350 bps), 4/7/28	$ 476,128
997,500	LHS Borrower LLC, Initial Term Loan, 7.305% (Term SOFR + 475 bps), 2/16/29	903,985
	Total Investment Management & Advisory Services	$1,380,113
	Lottery Services — 0.6%
800,000	Scientific Games Corp., First Lien Initial Dollar Term Loan, 5.617% (Term SOFR + 350 bps), 4/4/29	$ 773,286
	Total Lottery Services	$773,286
	Machinery — 1.7%
783,750	East West Manufacturing LLC, Initial Term Loan, 8.205% (Term SOFR + 575 bps), 12/22/28	$ 752,400
1,492,500	Engineered Components & Systems LLC, First Lien Initial Term Loan, 8.38% (LIBOR + 600 bps), 8/2/28	1,432,800
	Total Machinery	$2,185,200
	Machinery-Pumps — 0.7%
974,987	Circor International, Inc., Initial Term Loan, 7.944% (LIBOR + 550 bps), 12/20/28	$ 938,425
	Total Machinery-Pumps	$938,425
	Medical Diagnostic Imaging — 0.6%
840,153	US Radiology Specialists, Inc. (US Outpatient Imaging Services, Inc.), Closing Date Term Loan, 7.563% (LIBOR + 525 bps), 12/15/27	$ 805,850
	Total Medical Diagnostic Imaging	$805,850
	Medical Information Systems — 0.9%
769,565	athenahealth, Inc., Initial Term Loan, 5.80% (Term SOFR + 350 bps), 2/15/29	$ 735,897
493,763	Azalea TopCo, Inc., First Lien 2021 Term Loan, 6.274% (LIBOR + 375 bps), 7/24/26	478,332
	Total Medical Information Systems	$1,214,229
	Medical Labs & Testing Services — 2.4%
375,000	Charlotte Buyer, Inc., First Lien Initial Term Loan B, 7.98% (Term SOFR + 525 bps), 2/11/28	$ 361,406
90,956	Envision Healthcare Corporation, First Out Term Loan, 9.952% (Term SOFR + 788 bps), 3/31/27	88,682
Pioneer Floating Rate Fund, Inc. |  | 8/31/2210

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Medical Labs & Testing Services — (continued)
317,945	Envision Healthcare Corporation, Second Out Term Loan, 6.825% (Term SOFR + 425 bps), 3/31/27	$ 159,767
777,893	Envision Healthcare Corporation, Third Out Term Loan, 6.325% (Term SOFR + 375 bps), 3/31/27	233,368
493,703	eResearchTechnology, Inc., First Lien Initial Term Loan, 7.024% (LIBOR + 450 bps), 2/4/27	471,354
1,462,725	FC Compassus LLC, Term B-1 Loan, 7.127% (LIBOR + 425 bps), 12/31/26	1,329,251
495,000	Sound Inpatient Physicians Holdings LLC, First Lien 2021 Incremental Term Loan, 5.493% (LIBOR + 300 bps), 6/27/25	472,313
	Total Medical Labs & Testing Services	$3,116,141
	Medical Products — 1.1%
1,244,623	NMN Holdings III Corp., First Lien Closing Date Term Loan, 6.274% (LIBOR + 375 bps), 11/13/25	$ 1,155,943
215,023	NMN Holdings III Corp., First Lien Delayed Draw Term Loan, 6.274% (LIBOR + 375 bps), 11/13/25	199,703
	Total Medical Products	$1,355,646
	Medical-Biomedical & Generation — 1.0%
1,393,000	ANI Pharmaceuticals, Inc., Initial Term Loan, 8.524% (LIBOR + 600 bps), 11/19/27	$ 1,340,182
	Total Medical-Biomedical & Generation	$1,340,182
	Medical-Drugs — 1.9%
1,477,992	Endo Luxembourg Finance Company I S.a r.l., 2021 Term Loan, 11.50% (LIBOR + 400 bps), 3/27/28	$ 1,296,321
495,000	Jazz Pharmaceuticals Public Limited Company, Initial Dollar Term Loan, 6.024% (LIBOR + 350 bps), 5/5/28	486,647
705,882	Padagis LLC, Term B Loan, 7.043% (LIBOR + 475 bps), 7/6/28	652,941
	Total Medical-Drugs	$2,435,909
	Medical-HMO — 0.6%
990,000	One Call Corp., First Lien Term B Loan, 8.313% (LIBOR + 550 bps), 4/22/27	$ 815,100
	Total Medical-HMO	$815,100
	Medical-Hospitals — 1.2%
375,000(b)	EyeCare Partners, LLC, Incremental First Lien Term Loan, 11/15/28	$ 352,500
11Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Medical-Hospitals — (continued)
1,508,209	Quorum Health Corp., Exit Term Loan, 10.598% (LIBOR + 825 bps), 4/29/25	$ 1,025,582
207,375	Surgery Center Holdings, Inc., 2021 New Term Loan, 6.14% (LIBOR + 375 bps), 8/31/26	201,672
	Total Medical-Hospitals	$1,579,754
	Medical-Outpatient & Home Medicine — 0.3%
429,950	Medical Solutions Holdings, Inc., First Lien Initial Term Loan, 6.377% (LIBOR + 350 bps), 11/1/28	$ 420,706
	Total Medical-Outpatient & Home Medicine	$420,706
	Medical-Wholesale Drug Distribution — 0.7%
866,548	Gainwell Acquisition Corp., First Lien Term B Loan, 6.25% (LIBOR + 400 bps), 10/1/27	$ 848,676
	Total Medical-Wholesale Drug Distribution	$848,676
	Metal Processors & Fabrication — 1.6%
496,250	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 4.796% (LIBOR + 400 bps), 10/12/28	$ 478,881
742,500	Tiger Acquisition LLC, First Lien Initial Term Loan, 5.774% (LIBOR + 325 bps), 6/1/28	711,037
825,181	WireCo WorldGroup, Inc., Initial Term Loan, 7.188% (LIBOR + 425 bps), 11/13/28	814,350
	Total Metal Processors & Fabrication	$2,004,268
	Metal-Iron — 0.8%
9,992	TMS International Corp., Term B-2 Loan, 5.556% (LIBOR + 275 bps), 8/14/24	$ 9,880
985,000	TMS International Corp., Term B-3 Loan, 5.556% (LIBOR + 275 bps), 8/14/24	972,687
	Total Metal-Iron	$982,567
	Multimedia — 0.3%
414,375	EW Scripps Co., The Tranche B-3 Term Loan, 5.274% (LIBOR + 275 bps), 1/7/28	$ 409,270
	Total Multimedia	$409,270
	Networking Products — 0.9%
1,425,266	GoTo Group, Inc., First Lien Initial Term Loan, 7.118% (LIBOR + 475 bps), 8/31/27	$ 1,118,834
	Total Networking Products	$1,118,834
Pioneer Floating Rate Fund, Inc. |  | 8/31/2212

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Office Automation & Equipment — 0.6%
888,750	Pitney Bowes, Inc., Refinancing Tranche B Term Loan, 6.53% (LIBOR + 400 bps), 3/17/28	$ 827,648
	Total Office Automation & Equipment	$827,648
	Oil-Field Services — 1.4%
1,820,200	ProFrac Holdings II, LLC, Term Loan, 10.007% (Term SOFR + 850 bps), 3/4/25	$ 1,772,420
	Total Oil-Field Services	$1,772,420
	Paper & Related Products — 0.3%
406,250	Sylvamo Corp., Term Loan B, 7.024% (LIBOR + 450 bps), 8/18/28	$ 396,263
	Total Paper & Related Products	$396,263
	Pastoral & Agricultural — 0.5%
646,750	Alltech, Inc., Term B Loan, 6.524% (LIBOR + 400 bps), 10/13/28	$ 625,461
	Total Pastoral & Agricultural	$625,461
	Pharmacy Services — 0.3%
348,250	Option Care Health, Inc., First Lien 2021 Refinancing Term Loan, 5.274% (LIBOR + 275 bps), 10/27/28	$ 345,420
	Total Pharmacy Services	$345,420
	Physical Therapy & Rehabilitation Centers — 2.3%
931,000	Summit Behavioral Healthcare LLC, First Lien Initial Term Loan, 7.73% (LIBOR + 475 bps), 11/24/28	$ 889,105
2,201,568	Upstream Newco, Inc., First Lien August 2021 Incremental Term Loan, 6.82% (Term SOFR + 425 bps), 11/20/26	2,097,912
	Total Physical Therapy & Rehabilitation Centers	$2,987,017
	Pipelines — 3.2%
500,000(b)	Centurion Pipeline Company, LLC, Initial Term Loan, 9/29/25	$ 494,297
400,000(b)	M6 Etx Holdings II Midco, LLC, Term Loan B, 8/10/29	394,500
3,227,475	Traverse Midstream Partners LLC, Advance, 5.25% (Term SOFR + 425 bps), 9/27/24	3,210,331
	Total Pipelines	$4,099,128
	Property & Casualty Insurance — 2.0%
248,705	Asurion LLC, New B-7 Term Loan, 5.524% (LIBOR + 300 bps), 11/3/24	$ 240,000
493,750	Asurion LLC, New B-9 Term Loan, 5.774% (LIBOR + 325 bps), 7/31/27	453,633
13Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Property & Casualty Insurance — (continued)
1,250,000	Asurion LLC, Second Lien New B-4 Term Loan, 7.774% (LIBOR + 525 bps), 1/20/29	$ 1,073,438
225,000	Asurion, LLC, New B-10 Term Loan, 6.401% (Term SOFR + 400 bps), 8/19/28	210,881
620,625	Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2020 Term Loan, 6.774% (LIBOR + 425 bps), 9/3/26	613,798
	Total Property & Casualty Insurance	$2,591,750
	Protection-Safety — 1.1%
1,488,750	APX Group, Inc., Initial Term Loan, 5.877% (LIBOR + 350 bps), 7/10/28	$ 1,454,632
	Total Protection-Safety	$1,454,632
	Publishing — 1.2%
347,375	Cengage Learning, Inc., First Lien Term B Loan, 7.814% (LIBOR + 475 bps), 7/14/26	$ 329,138
500,000	Houghton Mifflin Harcourt Company, First Lien Term B Loan, 7.805% (Term SOFR + 525 bps), 4/9/29	477,250
744,375	McGraw-Hill Education, Inc., Initial Term Loan, 7.274% (LIBOR + 475 bps), 7/28/28	721,299
	Total Publishing	$1,527,687
	Publishing-Periodicals — 0.3%
374,063	MJH Healthcare Holdings LLC, Initial Term B Loan, 6.055% (Term SOFR + 350 bps), 1/28/29	$ 360,970
	Total Publishing-Periodicals	$360,970
	Recycling — 0.6%
842,246	LTR Intermediate Holdings, Inc., Initial Term Loan, 6.75% (LIBOR + 450 bps), 5/5/28	$ 778,025
	Total Recycling	$778,025
	Rental Auto & Equipment — 0.7%
950,225	PECF USS Intermediate Holding III Corp., Initial Term Loan, 6.774% (LIBOR + 425 bps), 12/15/28	$ 887,985
	Total Rental Auto & Equipment	$887,985
	Retail — 5.5%
541,781	Great Outdoors Group LLC, Term B-2 Loan, 6.274% (LIBOR + 375 bps), 3/6/28	$ 526,408
1,020,417	Highline Aftermarket Acquisition LLC, First Lien Initial Term Loan, 7.024% (LIBOR + 450 bps), 11/9/27	982,151
1,039,500	Michaels Cos, Inc., The Term B Loan, 6.50% (LIBOR + 425 bps), 4/15/28	866,423
Pioneer Floating Rate Fund, Inc. |  | 8/31/2214

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Retail — (continued)
493,750	Petco Health & Wellness Co., Inc., First Lien Initial Term Loan, 5.50% (LIBOR + 325 bps), 3/3/28	$ 479,678
1,039,500	PetSmart LLC, Initial Term Loan, 6.27% (LIBOR + 375 bps), 2/11/28	1,017,735
740,653	RVR Dealership Holdings, LLC, Term Loan, 6.147% (Term SOFR + 375 bps), 2/8/28	694,362
693,000	SRS Distribution, Inc., 2021 Reﬁnancing Term Loan, 6.306% (LIBOR + 350 bps), 6/2/28	667,229
1,406,962	Staples, Inc., 2019 Refinancing New Term B-2 Loan, 7.282% (LIBOR + 450 bps), 9/12/24	1,341,890
481,250	Torrid LLC, Closing Date Term Loan, 6.739% (LIBOR + 550 bps), 6/14/28	451,172
	Total Retail	$7,027,048
	Retail — 0.6%
750,000(b)	White Cap Supply Holdings, LLC, Initial Closing Date Term Loan, 10/19/27	$ 726,188
	Total Retail	$726,188
	Rubber & Plastic Products — 0.9%
1,135,818	Gates Global LLC, Initial B-3 Dollar Term Loan, 5.024% (LIBOR + 250 bps), 3/31/27	$ 1,116,155
	Total Rubber & Plastic Products	$1,116,155
	Schools — 0.8%
1,074,933	KUEHG Corp. (fka KC MergerSub, Inc.), Term B-3 Loan, 6.00% (LIBOR + 375 bps), 2/21/25	$ 1,049,404
	Total Schools	$1,049,404
	Security Services — 1.5%
1,964,719	Garda World Security Corp., Term B-2 Loan, 7.24% (LIBOR + 425 bps), 10/30/26	$ 1,913,965
	Total Security Services	$1,913,965
	Semiconductor Equipment — 1.0%
1,260,775	Ultra Clean Holdings, Inc., Second Amendment Term B Loan, 6.274% (LIBOR + 375 bps), 8/27/25	$ 1,247,380
	Total Semiconductor Equipment	$1,247,380
	Shipbuilding — 0.8%
1,044,312	MHI Holdings LLC, Initial Term Loan, 7.524% (LIBOR + 500 bps), 9/21/26	$ 1,035,174
	Total Shipbuilding	$1,035,174
15Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Soap & Cleaning Preparation — 0.6%
995,000	Knight Health Holdings LLC, Term B Loan, 7.774% (LIBOR + 525 bps), 12/23/28	$ 746,250
	Total Soap & Cleaning Preparation	$746,250
	Steel Producers — 0.7%
1,494,429	Phoenix Services International LLC, Term B Loan, 6.673% (LIBOR + 375 bps), 3/1/25	$ 881,713
	Total Steel Producers	$881,713
	Telecom Services — 1.2%
650,000	Patagonia Holdco LLC, Amendment No.1 Term Loan, 8.386% (Term SOFR + 575 bps), 8/1/29	$ 554,937
1,030,036	Windstream Services II, LLC, Initial Term Loan, 8.774% (LIBOR + 625 bps), 9/21/27	995,916
	Total Telecom Services	$1,550,853
	Textile-Home Furnishings — 0.6%
997,500	Runner Buyer, Inc., Initial Term Loan, 8.57% (LIBOR + 550 bps), 10/20/28	$ 733,163
	Total Textile-Home Furnishings	$733,163
	Theaters — 0.7%
1,052,667	AMC Entertainment Holdings, Inc. (fka AMC Entertainment, Inc.), Term B-1 Loan, 5.38% (LIBOR + 300 bps), 4/22/26	$ 909,993
	Total Theaters	$909,993
	Transportation - Trucks — 0.4%
496,250	Carriage Purchaser, Inc., Term B Loan, 6.774% (LIBOR + 425 bps), 9/30/28	$ 461,926
	Total Transportation - Trucks	$461,926
	Transportation Services — 2.0%
1,191,000	AIT Worldwide Logistics Holdings, Inc., First Lien Initial Term Loan, 7.043% (LIBOR + 475 bps), 4/6/28	$ 1,130,458
498,750	Echo Global Logistics, Inc., First Lien Initial Term Loan, 6.024% (LIBOR + 350 bps), 11/23/28	471,568
545,055	First Student Bidco, Inc., Initial Term B Loan, 5.232% (LIBOR + 300 bps), 7/21/28	525,978
202,206	First Student Bidco, Inc., Initial Term C Loan, 5.232% (LIBOR + 300 bps), 7/21/28	195,129
347,375	LaserShip, Inc., First Lien Initial Term Loan, 7.377% (LIBOR + 450 bps), 5/7/28	310,104
	Total Transportation Services	$2,633,237
Pioneer Floating Rate Fund, Inc. |  | 8/31/2216

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wireless Equipment — 0.2%
335,000	Maxar Technologies Inc., Initial Term Loan, 6.805% (Term SOFR + 425 bps), 6/14/29	$ 323,833
	Total Wireless Equipment	$323,833
	Total Senior Secured Floating Rate Loan Interests (Cost $165,340,415)	$156,926,541

Shares
	Common Stocks — 0.7% of Net Assets
	Airlines — 0.3%
40,684(d)	Grupo Aeromexico SAB de CV	$ 401,822
	Total Airlines	$401,822
	Oil, Gas & Consumable Fuels — 0.3%
23,920(d)	Summit Midstream Partners LP	$ 398,268
	Total Oil, Gas & Consumable Fuels	$398,268
	Specialty Retail — 0.1%
91,346(d)+^	Targus Cayman SubCo., Ltd.	$ 112,355
	Total Specialty Retail	$112,355
	Total Common Stocks (Cost $1,168,696)	$912,445

Principal Amount USD ($)
	Asset Backed Securities — 3.5% of Net Assets
1,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 9.71% (3 Month USD LIBOR + 700 bps), 4/20/30 (144A)	$ 869,621
1,000,000(a)	Goldentree Loan Management US CLO 2, Ltd., Series 2017-2A, Class E, 7.41% (3 Month USD LIBOR + 470 bps), 11/28/30 (144A)	852,350
1,000,000	JPMorgan Chase Bank NA - CACLN, Series 2021-3, Class G, 9.812%, 2/26/29 (144A)	925,971
17Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,000,000(a)	Madison Park Funding XXII, Ltd., Series 2016-22A, Class ER, 9.212% (3 Month USD LIBOR + 670 bps), 1/15/33 (144A)	$ 905,696
1,000,000(a)	Octagon Investment Partners XXI, Ltd., Series 2014-1A, Class DRR, 9.905% (3 Month USD LIBOR + 700 bps), 2/14/31 (144A)	915,411
	Total Asset Backed Securities (Cost $4,951,303)	$4,469,049

	Collateralized Mortgage Obligations—2.3% of Net Assets
370,000(a)	Connecticut Avenue Securities Trust, Series 2021-R01, Class 1B2, 8.183% (SOFR30A + 600 bps), 10/25/41 (144A)	$ 344,501
750,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA5, Class B2, 7.683% (SOFR30A + 550 bps), 1/25/34 (144A)	641,944
230,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-DNA7, Class B2, 9.983% (SOFR30A + 780 bps), 11/25/41 (144A)	214,045
490,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B2, 8.433% (SOFR30A + 625 bps), 9/25/41 (144A)	425,866
250,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA1, Class B2, 9.283% (SOFR30A + 710 bps), 1/25/42 (144A)	222,077
320,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B2, 10.683% (SOFR30A + 850 bps), 2/25/42 (144A)	299,498
710,000(a)	STACR Trust, Series 2018-HRP2, Class B2, 12.944% (1 Month USD LIBOR + 1,050 bps), 2/25/47 (144A)	773,613
	Total Collateralized Mortgage Obligations (Cost $3,200,251)	$2,921,544

	Commercial Mortgage-Backed Securities—1.3% of Net Assets
600,000(a)	BX Trust, Series 2022-PSB, Class F, 9.64% (1 Month Term SOFR + 733 bps), 8/15/39 (144A)	$ 602,417
315,000(a)	Capital Funding Mortgage Trust, Series 2021-8, Class B, 15.47% (1 Month USD LIBOR + 1,310 bps), 6/22/23 (144A)	315,000
Pioneer Floating Rate Fund, Inc. |  | 8/31/2218

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
139,916(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 8.612% (1 Month USD LIBOR + 625 bps), 1/25/27 (144A)	$ 136,190
1,000,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class E, 3.00%, 5/15/48 (144A)	702,051
	Total Commercial Mortgage-Backed Securities (Cost $1,837,134)	$1,755,658

	Corporate Bonds — 13.5% of Net Assets
	Advertising — 0.2%
255,000	Clear Channel Outdoor Holdings, Inc., 7.50%, 6/1/29 (144A)	$ 205,014
	Total Advertising	$205,014
	Aerospace & Defense — 0.4%
500,000	Bombardier, Inc., 7.125%, 6/15/26 (144A)	$ 476,440
	Total Aerospace & Defense	$476,440
	Airlines — 1.2%
1,690,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	$ 1,541,480
	Total Airlines	$1,541,480
	Banks — 0.9%
1,000,000(e)(f)	Citigroup, Inc., 4.70% (SOFR + 323 bps)	$ 848,125
391,000	Freedom Mortgage Corp., 8.25%, 4/15/25 (144A)	338,264
	Total Banks	$1,186,389
	Building Materials — 1.8%
500,000	CP Atlas Buyer, Inc., 7.00%, 12/1/28 (144A)	$ 408,125
1,000,000	Koppers, Inc., 6.00%, 2/15/25 (144A)	938,300
996,000	Patrick Industries, Inc., 7.50%, 10/15/27 (144A)	933,551
	Total Building Materials	$2,279,976
	Commercial Services — 0.6%
205,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	$ 172,738
200,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	167,587
500,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	387,500
	Total Commercial Services	$727,825
19Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Principal Amount USD ($)		Value
	Computers — 0.1%
100,000	Diebold Nixdorf, Inc., 9.375%, 7/15/25 (144A)	$ 82,070
	Total Computers	$82,070
	Diversified Financial Services — 1.1%
200,000	Jefferies Finance LLC/JFIN Co.-Issuer Corp., 5.00%, 8/15/28 (144A)	$ 170,918
1,500,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 6.375%, 2/1/30 (144A)	1,290,000
	Total Diversified Financial Services	$1,460,918
	Engineering & Construction — 0.6%
1,000,000	Artera Services LLC, 9.033%, 12/4/25 (144A)	$ 821,720
	Total Engineering & Construction	$821,720
	Entertainment — 0.3%
505,000	Mohegan Gaming & Entertainment, 8.00%, 2/1/26 (144A)	$ 444,274
	Total Entertainment	$444,274
	Iron & Steel — 0.3%
500,000	Metinvest BV, 7.75%, 10/17/29 (144A)	$ 232,500
265,000	TMS International Corp., 6.25%, 4/15/29 (144A)	184,838
	Total Iron & Steel	$417,338
	Leisure Time — 0.4%
105,000	Royal Caribbean Cruises, Ltd., 9.125%, 6/15/23 (144A)	$ 105,852
500,000	Viking Cruises, Ltd., 5.875%, 9/15/27 (144A)	403,260
	Total Leisure Time	$509,112
	Lodging — 0.7%
1,000,000	Station Casinos LLC, 4.50%, 2/15/28 (144A)	$ 861,427
	Total Lodging	$861,427
	Media — 0.9%
510,000	McGraw-Hill Education, Inc., 8.00%, 8/1/29 (144A)	$ 442,450
1,000,000	Sinclair Television Group, Inc., 5.50%, 3/1/30 (144A)	783,857
	Total Media	$1,226,307
	Mining — 0.3%
500,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	$ 364,088
	Total Mining	$364,088
	Oil & Gas — 1.2%
1,500,000	MEG Energy Corp., 7.125%, 2/1/27 (144A)	$ 1,515,750
	Total Oil & Gas	$1,515,750
Pioneer Floating Rate Fund, Inc. |  | 8/31/2220

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Principal Amount USD ($)		Value
	REITs — 1.6%
1,000,000	iStar, Inc., 4.75%, 10/1/24	$ 1,000,390
1,065,000	Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC, 7.875%, 2/15/25 (144A)	1,052,108
	Total REITs	$2,052,498
	Retail — 0.4%
500,000	LBM Acquisition LLC, 6.25%, 1/15/29 (144A)	$ 373,630
221,000	Party City Holdings, Inc., 8.75%, 2/15/26 (144A)	144,755
	Total Retail	$518,385
	Telecommunications — 0.5%
500,000	Altice France Holding SA, 6.00%, 2/15/28 (144A)	$ 339,047
500,000	Lumen Technologies, Inc., 4.50%, 1/15/29 (144A)	372,995
	Total Telecommunications	$712,042
	Total Corporate Bonds (Cost $19,530,033)	$17,403,053

	Insurance-Linked Securities — 1.5% of Net Assets#
	Event Linked Bonds — 1.0%
	Multiperil – U.S. — 0.6%
250,000(a)	Matterhorn Re, 7.32%, (SOFR + 532 bps), 3/24/25 (144A)	$ 240,000
250,000(a)	Residential Reinsurance 2021, 8.065%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	241,750
250,000(a)	Sanders Re III, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 4/7/26 (144A)	248,250
		$730,000
	Windstorm - North Carolina — 0.2%
250,000(a)	Cape Lookout Re, 7.887%, (3 Month U.S. Treasury Bill + 500 bps), 3/28/25 (144A)	$ 248,175
	Windstorm – U.S. Regional — 0.2%
250,000(a)	Commonwealth Re, 3.50%, (3 Month U.S. Treasury Bill + 350 bps), 7/8/25 (144A)	$ 249,700
	Total Event Linked Bonds	$1,227,875
Face Amount USD ($)
Collateralized Reinsurance — 0.0%†
Multiperil – Worldwide — 0.0%†
27,000(d)(g)+	Limestone Re, 3/1/23 (144A)	$ —
21Pioneer Floating Rate Fund, Inc. |  | 8/31/22

Face Amount USD ($)		Value
	Windstorm – Florida — 0.0%†
250,000(d)(g)+	Formby Re 2018, 2/28/23	$ 16,634
	Total Collateralized Reinsurance	$16,634
	Reinsurance Sidecars — 0.3%
	Multiperil – U.S. — 0.0%†
250,000(d)(h)+	Harambee Re 2018, 12/31/22	$ —
250,000(h)+	Harambee Re 2019, 12/31/22	100
		$100
	Multiperil – Worldwide — 0.3%
3,037(h)+	Alturas Re 2019-2, 3/10/23	$ 1,033
29,558(h)+	Alturas Re 2020-2, 1/31/23	6,266
250,000(d)(g)+	Bantry Re 2016, 3/31/23	15,113
1,270,809(d)(g)+	Berwick Re 2018-1, 12/31/22	98,234
907,913(d)(g)+	Berwick Re 2019-1, 12/31/22	108,496
3,800(g)+	Eden Re 2019 Class B, 3/22/23 (144A)	9,673
199,590(d)(h)+	Lorenz Re 2019, 6/30/23	19,061
300,000(d)(g)+	Merion Re 2018-2, 12/31/22	45,420
400,000(d)(g)+	Pangaea Re 2018-1, 12/31/22	8,422
400,000(d)(g)+	Pangaea Re 2018-3, 7/1/23	8,297
327,699(d)(g)+	Pangaea Re 2019-1, 2/1/23	6,829
294,125(d)(g)+	Pangaea Re 2019-3, 7/1/23	10,580
10,000(g)+	Sector Re V, 12/1/24 (144A)	28,745
253,645(d)(g)+	Woburn Re 2018, 12/31/22	13,337
244,914(d)(g)+	Woburn Re 2019, 12/31/22	52,227
		$431,733
	Total Reinsurance Sidecars	$431,833
	Industry Loss Warranties — 0.2%
	Windstorm – U.S. Regional — 0.2%
250,000(g)+	Flavescent Re 2022, 11/30/27	$ 237,380
	Total Industry Loss Warranties	$237,380
	Total Insurance-Linked Securities (Cost $2,211,816)	$1,913,722

Pioneer Floating Rate Fund, Inc. |  | 8/31/2222

Schedule of Investments  |  8/31/22
(unaudited) (continued)
Shares		Value
	SHORT TERM INVESTMENTS — 2.6% of Net Assets
	Open-End Fund — 2.6%
3,346,048(i)	Dreyfus Government Cash Management, Institutional Shares, 2.11%	$ 3,346,048
		$3,346,048
	TOTAL SHORT TERM INVESTMENTS (Cost $3,346,048)	$3,346,048
	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 147.2% (Cost $201,585,696)	$189,648,060
	OTHER ASSETS AND LIABILITIES — (47.2)%	$(60,770,271)
	net assets — 100.0%	$128,877,789

bps	Basis Points.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At August 31, 2022, the value of these securities amounted to $25,967,082, or 20.1% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at August 31, 2022.
(b)	This term loan will settle after August 31, 2022, at which time the interest rate will be determined.
(c)	All or a portion of this position has not settled. Full contract rates do not take effect until settlement date.
(d)	Non-income producing security.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at August 31, 2022.
(g)	Issued as participation notes.
(h)	Issued as preference shares.
(i)	Rate periodically changes. Rate disclosed is the 7-day yield at August 31, 2022.
23Pioneer Floating Rate Fund, Inc. |  | 8/31/22

*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at August 31, 2022.
+	Security is valued using significant unobservable inputs (Level 3).
^	Security is valued using fair value methods (other than prices supplied by independent pricing services or broker dealers).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Alturas Re 2019-2	12/19/2018	$3,037	$1,033
Alturas Re 2020-2	1/1/2020	29,558	6,266
Bantry Re 2016	2/6/2019	15,112	15,113
Berwick Re 2018-1	1/10/2018	185,623	98,234
Berwick Re 2019-1	12/31/2018	108,488	108,496
Cape Lookout Re	3/16/2022	250,000	248,175
Commonwealth Re	6/15/2022	250,000	249,700
Eden Re 2019 Class B	1/22/2019	446	9,673
Flavescent Re 2022	7/26/2022	225,625	237,380
Formby Re 2018	7/9/2018	9,405	16,634
Harambee Re 2018	12/19/2017	5,311	—
Harambee Re 2019	12/20/2018	—	100
Limestone Re	6/20/2018	230	—
Lorenz Re 2019	6/26/2019	62,584	19,061
Matterhorn Re	3/10/2022	250,000	240,000
Merion Re 2018-2	12/28/2017	12,346	45,420
Pangaea Re 2018-1	12/26/2017	57,203	8,422
Pangaea Re 2018-3	5/31/2018	96,345	8,297
Pangaea Re 2019-1	1/9/2019	3,440	6,829
Pangaea Re 2019-3	7/25/2019	8,824	10,580
Residential Reinsurance 2021	10/28/2021	250,000	241,750
Sanders Re III	3/22/2022	250,000	248,250
Sector Re V	1/1/2020	10,000	28,745
Woburn Re 2018	3/20/2018	84,479	13,337
Woburn Re 2019	1/30/2019	43,760	52,227
Total Restricted Securities			$1,913,722
% of Net assets			1.5%
Pioneer Floating Rate Fund, Inc. |  | 8/31/2224

Schedule of Investments  |  8/31/22
(unaudited) (continued)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized (Depreciation)
USD	676,379	MXN	13,970,000	State Street Bank & Trust Co.	9/23/22	$(13,942)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(13,942)
USD	United States Dollar
MXN	Mexican Peso
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of August 31, 2022, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$156,926,541	$—	$156,926,541
Common Stocks
Specialty Retail	—	—	112,355	112,355
All Other Common Stocks	800,090	—	—	800,090
Asset Backed Securities	—	4,469,049	—	4,469,049
Collateralized Mortgage Obligations	—	2,921,544	—	2,921,544
Commercial Mortgage-Backed Securities	—	1,755,658	—	1,755,658
Corporate Bonds	—	17,403,053	—	17,403,053
Insurance-Linked Securities
Collateralized Reinsurance
Multiperil – Worldwide	—	—	—	—
Windstorm – Florida	—	—	16,634	16,634
Reinsurance Sidecars
Multiperil – U.S.	—	—	100	100
Multiperil – Worldwide	—	—	431,733	431,733
Industry Loss Warranties
Windstorm – U.S. Regional	—	—	237,380	237,380
All Other Insurance-Linked Securities	—	1,227,875	—	1,227,875
Open-End Fund	3,346,048	—	—	3,346,048
Total Investments in Securities	$4,146,138	$184,703,720	$798,202	$189,648,060
25Pioneer Floating Rate Fund, Inc. |  | 8/31/22

	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Net unrealized depreciation on forward foreign currency exchange contracts	$—	$(13,942)	$—	$(13,942)
Total Other Financial Instruments	$—	$(13,942)	$—	$(13,942)
The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Insurance- Linked Securities	Total
Balance as of 11/30/21	$139,759	$595,777	$735,536
Realized gain (loss)	—	(128,437)	(128,437)
Changed in unrealized appreciation (depreciation)	(27,404)	73,251	45,847
Accrued discounts/premiums	—	(59,998)	(59,998)
Purchases	—	225,625	225,625
Sales	—	(20,371)	(20,371)
Transfers in to Level 3*	—	—	—
Transfers out of Level 3*	—	—	—
Balance as of 8/31/22	$112,355	$685,847	$798,202
*	Transfers are calculated on the beginning of period values. During the nine months ended August 31, 2022, there were no transfers in or out of level 3.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at August 31, 2022:	$(39,435)
Pioneer Floating Rate Fund, Inc. |  | 8/31/2226